WisdomTree SmallCap Earnings Fund
WisdomTree SmallCap Earnings Fund
Investment Objective
The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree SmallCap Earnings Fund WisdomTree SmallCap Earnings Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree SmallCap Earnings Fund WisdomTree SmallCap Earnings Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
WisdomTree SmallCap Earnings Fund | WisdomTree SmallCap Earnings Fund | USD ($)	39	122	213	480

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree Earnings Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2016, the Index had a market capitalization range from $42.7 million to $6.6 billion, with an average market capitalization of $763.4 million. Companies must be incorporated, domiciled and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index screening date. To be eligible for inclusion in the Index, a company must also meet the following criteria: (i) market capitalization of at least $100 million as of the annual Index screening date; (ii) average daily dollar trading volume of at least $200,000 for each of the six months preceding the annual Index screening date; and (iii) a price to earnings ratio of at least 2 as of the annual Index screening date.

The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, uses “Core Earnings”, computed by Standard & Poor’s, as the earnings weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25%; however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.

WisdomTree Investments currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. As of September 1, 2016, S& P GICS will recognize real estate as a new sector, separate from the financial sector. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2016, a significant portion of the Index is comprised of companies in the consumer discretionary, financial and industrial sectors.

To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.
  Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
  Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  Index and Data Risk. The Fund is not “actively” managed and will seek to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
  Industrial Sector Risk. The Fund currently invests a significant portion of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
  Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return

The Fund’s year-to-date total return as of June 30, 2016 was 4.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	37.38%	2Q/2009
Lowest Return	(24.70)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2015
Average Annual Total Returns - WisdomTree SmallCap Earnings Fund		1 Year	5 Years	Since Inception	Inception Date
WisdomTree SmallCap Earnings Fund	[1]	(7.09%)	9.36%	6.12%	Feb. 23, 2007
WisdomTree SmallCap Earnings Fund | Return After Taxes on Distributions		(7.44%)	9.04%	5.86%	Feb. 23, 2007
WisdomTree SmallCap Earnings Fund | Return After Taxes on Distributions and Sale of Fund Shares		(3.82%)	7.39%	4.87%	Feb. 23, 2007
WisdomTree SmallCap Earnings Index (Reflects no deduction for fees, expenses or taxes)		(6.95%)	9.56%	6.21%	Feb. 23, 2007
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)		(4.41%)	9.19%	5.09%	Feb. 23, 2007
[1]	Based on NAV